Identification and business activity - Additional information (Details)			12 Months Ended
	Nov. 02, 2023 USD ($)	Oct. 03, 2023 T	Dec. 31, 2025 USD ($) facility T	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Identification and business activity
Net Profit (loss)			$ 830,188,000	$ 416,263,000	$ 32,682,000
Assets			6,022,836,000	5,047,903,000	4,533,799,000
Total partners' deficit			(4,061,890,000)	(3,390,689,000)
Dry metric ton | T		25,000
Unabsorbed cost due to production stoppage			2,968,000	2,135,000	19,893,000
Exploration in non-operating areas			24,766,000	21,860,000	13,452,000
Colquijirca mining unit
Identification and business activity
Unabsorbed cost due to production stoppage			2,970,000	2,130,000
Exploration in non-operating areas			11,960,000	9,390,000
Sociedad Minera Cerro Verde S.A.A.
Identification and business activity
Net Profit (loss)			$ 1,367,129,000	953,177,000	778,964,000
Number Of Concentrating Facilities | facility			2
Concentrating Facilities, Annual Average Permitted Milling Capacity Of Ore Per Day | T			409,500
Concentrating Facilities, Maximum Annual Percentage Of Treating Ability			10.00%
Concentrating Facilities, Per Day Ore Capacity Of Treating Ability | T			450,450
Assets			$ 9,224,620,000	$ 8,034,461,000
Sociedad Minera Cerro Verde S.A.A. | Quecher Main project [Member]
Identification and business activity
Production capacity | T			200
Total design capacity | T			100,000
Cyprus Climax Metals [Member] | Sociedad Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interest in subsidiary			55.08%
SMM Cerro Verde Netherlands B.V [Member] | Sociedad Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests			21.00%
Compania de Minas Buenaventura S.A.A. [Member] | Sociedad Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests			19.58%
other stakeholders [Member] | Sociedad Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests			4.34%
Minera La Zanja S.R.L | Mining activities [Member] | Direct
Identification and business activity
Proportion of ownership interest in subsidiary			100.00%	100.00%
Minera La Zanja S.R.L | Mining activities [Member] | Indirect
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	0.00%
El Brocal | Mining activities [Member]
Identification and business activity
Proportion of voting rights held in subsidiary			61.43%	61.43%
Compaa Minera Condesa S.A | Mining activities [Member] | Direct
Identification and business activity
Proportion of ownership interest in subsidiary			100.00%	100.00%
Compaa Minera Condesa S.A | Mining activities [Member] | Indirect
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	0.00%
Contacto Corredores de Seguros S.A.
Identification and business activity
Sale price			$ 0	$ 1,060,000	27,003,000
Consideration paid	$ 27,000,000
Consideration upon sale of shares in subsidiary	41,500,000
Cost of disposal of subsidiary	$ 2,900,000
Contacto Corredores de Seguros S.A. | Howden Hodco Peru S.A
Identification and business activity
Present value of receivables from sale of subsidiary			8,100,000	7,500,000
Sociedad Minera El Brocal S.A.A
Identification and business activity
Net Profit (loss)			124,712,000	35,333,000	$ 31,454,000
Total partners' deficit			$ (306,878,000)	$ (246,834,000)
Sociedad Minera El Brocal S.A.A | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary			58.24%	58.24%
Sociedad Minera El Brocal S.A.A | Mining activities [Member] | Direct
Identification and business activity
Proportion of ownership interest in subsidiary			3.19%	3.19%
Sociedad Minera El Brocal S.A.A | Mining activities [Member] | Indirect
Identification and business activity
Proportion of ownership interest in subsidiary			58.24%	58.24%